Member's Interest	12 Months Ended
Dec. 31, 2012
Member's Interest [Abstract]
Member's Interest [Text Block]

NOTE 10 – MEMBER'S INTEREST

CCMH has issued approximately 27.6 million shares of Class A common stock, approximately 0.6 million shares of Class B common stock and approximately 59.0 million shares of Class C common stock. Every holder of shares of Class A common stock is entitled to one vote for each share of Class A common stock. Every holder of shares of Class B common stock is entitled to a number of votes per share equal to the number obtained by dividing (a) the sum of the total number of shares of Class B common stock outstanding as of the record date for such vote and the number of shares of Class C common stock outstanding as of the record date for such vote by (b) the number of shares of Class B common stock outstanding as of the record date for such vote. Except as otherwise required by law, the holders of outstanding shares of Class C common stock are not entitled to any votes upon any matters presented to our stockholders.

Except with respect to voting as described above, and as otherwise required by law, all shares of Class A common stock, Class B common stock and Class C common stock have the same powers, privileges, preferences and relative participating, optional or other special rights, and the qualifications, limitations or restrictions thereof, and are identical to each other in all respects.

Dividends

The Company has not paid cash dividends since its formation and its ability to pay dividends is subject to restrictions should it seek to do so in the future. Clear Channel's debt financing arrangements include restrictions on its ability to pay dividends thereby limiting the Company's ability to pay dividends.

Share-Based Compensation

Stock Options

The Company does not have any compensation plans under which it grants stock awards to employees. Prior to the merger, Clear Channel granted options to purchase its common stock to its employees and directors and its affiliates under its various equity incentive plans typically at no less than the fair value of the underlying stock on the date of grant. These options were granted for a term not exceeding ten years and were forfeited, except in certain circumstances, in the event the employee or director terminated his or her employment or relationship with Clear Channel or one of its affiliates. Prior to acceleration, if any, in connection with the merger, these options vested over a period of up to five years. All equity incentive plans contained anti-dilutive provisions that permitted an adjustment of the number of shares of Clear Channel's common stock represented by each option for any change in capitalization.

CCMH has granted options to purchase its shares of Class A common stock to certain key executives under its equity incentive plan at no less than the fair value of the underlying stock on the date of grant. These options are granted for a term not to exceed ten years and are forfeited, except in certain circumstances, in the event the executive terminates his or her employment or relationship with CCMH or one of its affiliates. Approximately two-thirds of the options granted vest based solely on continued service over a period of up to five years with the remainder becoming eligible to vest over a period of up to five years if certain predetermined performance targets are met. The equity incentive plan contains antidilutive provisions that permit an adjustment of the number of shares of CCMH's common stock represented by each option for any change in capitalization.

The Company accounts for its share-based payments using the fair value recognition provisions of ASC 718-10. The fair value of the portion of options that vest based on continued service is estimated on the grant date using a Black-Scholes option-pricing model and the fair value of the remaining options which contain vesting provisions subject to service, market and performance conditions is estimated on the grant date using a Monte Carlo model. Expected volatilities were based on historical volatility of peer companies' stock, including CCMH, over the expected life of the options. The expected life of the options granted represents the period of time that the options granted are expected to be outstanding. The Company used historical data to estimate option exercises and employee terminations within the valuation model. The Company includes estimated forfeitures in its compensation cost and updates the estimated forfeiture rate through the final vesting date of awards. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of these options:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	71% – 77%	67%	58%
Expected life in years	6.3 – 6.5	6.3 – 6.5	5.0 – 7.0
Risk-free interest rate	0.97% – 1.55%	1.22% – 2.37%	2.03% – 2.74%
Dividend yield	0%	0%	0%

The following table presents a summary of CCMH's stock options outstanding at and stock option activity during the year ended December 31, 2012 (“Price” reflects the weighted average exercise price per share):

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	5,042	$22.49
Granted (1)	249	10.00
Exercised	-	-
Exchanged (2)	(2,024)	10.00
Forfeited	(375)	16.97
Expired	(100)	32.66
Outstanding, December 31, 2012 (3)	2,792	30.82	6.5 years	-
Exercisable	1,204	26.95	5.7 years	-
Expected to Vest	968	33.14	7.9 years	-

  The weighted average grant date fair value of options granted during the years ended December 31, 2012, 2011, and 2010 was $2.68, $2.69 and $4.79 per share, respectively.
  Amount represents options exchanged in connection with the voluntary stock option exchange program discussed below.
  Non-cash compensation expense has not been recorded with respect to 0.9 million shares as the vesting of these options is subject to performance conditions that have not yet been determined probable to meet.

A summary of CCMH's unvested options and changes during the year ended December 31, 2012 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	4,048	$7.10
Granted	249	2.68
Vested (1)	(501)	7.74
Exchanged	(1,833)	3.38
Forfeited	(375)	3.34
Unvested, December 31, 2012	1,588	11.38

  The total fair value of the options vested during the years ended December 31, 2012, 2011 and 2010 was $3.9 million, $3.8 million and $4.5 million, respectively.

Restricted Stock Awards

Prior to the merger, Clear Channel granted restricted stock awards to its employees and directors and its affiliates under its various equity incentive plans. These common shares held a legend which restricted their transferability for a term of up to five years and were forfeited, except in certain circumstances, in the event the employee or director terminated his or her employment or relationship with Clear Channel prior to the lapse of the restriction. Recipients of the restricted stock awards were entitled to all cash dividends as of the date the award was granted.

CCMH has granted restricted stock awards to its employees and affiliates under its equity incentive plan. The restricted stock awards are restricted in transferability for a term of up to five years. Restricted stock awards are forfeited, except in certain circumstances, in the event the employee terminates his or her employment or relationship with CCMH prior to the lapse of the restriction. Dividends or distributions paid in respect of unvested restricted stock awards will be held by CCMH and paid to the recipients of the restricted stock awards upon vesting of the shares.

The following table presents a summary of CCMH's restricted stock outstanding at and restricted stock activity during the year ended December 31, 2012 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	445	$36.00
Granted (1)	4,204	2.93
Vested (restriction lapsed)	(1,380)	8.32
Forfeited (2)	(662)	3.01
Outstanding, December 31, 2012	2,607	5.69

  Includes 3.3 million restricted share awards granted in connection with the voluntary stock option exchange program discussed below.
  Includes 652 thousand restricted share awards forfeited pursuant to the tax assistance program offered through the voluntary stock option exchange program discussed below.

CCOH Share-Based Awards

CCOH Stock Options

The Company's subsidiary, CCOH, has granted options to purchase shares of its Class A common stock to employees and directors of CCOH and its affiliates under its equity incentive plan at no less than the fair market value of the underlying stock on the date of grant. These options are granted for a term not exceeding ten years and are forfeited, except in certain circumstances, in the event the employee or director terminates his or her employment or relationship with CCOH or one of its affiliates. These options vest solely on continued service over a period of up to five years. The equity incentive stock plan contains anti-dilutive provisions that permit an adjustment of the number of shares of CCOH's common stock represented by each option for any change in capitalization. CCOH determined that the CCOH Dividend discussed in Note 5 was considered a change in capitalization and therefore adjusted outstanding options as of March 15, 2012. No incremental compensation cost was recognized in connection with the adjustment.

The fair value of each option awarded on CCOH common stock is estimated on the date of grant using a Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of CCOH's stock over the expected life of the options. The expected life of options granted represents the period of time that options granted are expected to be outstanding. CCOH uses historical data to estimate option exercises and employee terminations within the valuation model. CCOH includes estimated forfeitures in its compensation cost and updates the estimated forfeiture rate through the final vesting date of awards. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of CCOH's options on the date of grant:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	54% – 56%	57%	58%
Expected life in years	6.3	6.3	5.5 – 7.0
Risk-free interest rate	0.92% – 1.48%	1.26% – 2.75%	1.38% – 3.31%
Dividend yield	0%	0%	0%

The following table presents a summary of CCOH's stock options outstanding at and stock option activity during the year ended December 31, 2012 (“Price” reflects the weighted average exercise price per share):

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	8,991	$15.10
Granted (1)	2,812	6.64
Exercised (2)	(1,029)	4.06
Forfeited	(884)	7.87
Expired	(1,509)	12.23
Outstanding, December 31, 2012	8,381	9.22	6.2 years	$ 8,813
Exercisable	4,548	11.26	4.5 years	$ 4,792
Expected to vest	3,574	9.53	8.3 years	$ 1,186

  The weighted average grant date fair value of CCOH options granted during the years ended December 31, 2012, 2011 and 2010 was $4.43, $8.30 and $5.65 per share, respectively.
  Cash received from option exercises during the years ended December 31, 2012, 2011 and 2010 was $6.4 million, $1.4 million and $0.9 million, respectively. The total intrinsic value of the options exercised during the years ended December 31, 2012, 2011 and 2010 was $7.9 million, $1.5 million and $1.1 million, respectively.

A summary of CCOH's unvested options at and changes during the year ended December 31, 2012 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	3,993	$6.41
Granted	2,812	4.43
Vested (1)	(2,088)	5.48
Forfeited	(884)	5.80
Unvested, December 31, 2012	3,833	5.19

  The total fair value of CCOH options vested during the years ended December 31, 2012, 2011 and 2010 was $11.5 million, $8.2 million and $15.9 million, respectively.

Restricted Stock Awards

CCOH has also granted both restricted stock and restricted stock unit awards to its employees and affiliates under its equity incentive plan. The restricted stock awards represent shares of Class A common stock that hold a legend which restricts their transferability for a term of up to five years. The restricted stock units represent the right to receive shares upon vesting, which is generally over a period of up to five years. Both restricted stock awards and restricted stock units are forfeited, except in certain circumstances, in the event the employee terminates his or her employment or relationship with CCOH prior to the lapse of the restriction.

The following table presents a summary of CCOH's restricted stock and restricted stock units outstanding at and activity during the year ended December 31, 2012 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	83	$8.69
Granted	1,267	6.04
Vested (restriction lapsed)	(190)	5.35
Forfeited	(75)	9.03
Outstanding, December 31, 2012	1,085	6.26

Share-Based Compensation Cost

The share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the vesting period. The following table presents the amount of share-based compensation recorded during the years ended December 31, 2012, 2011 and 2010:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Direct operating expenses	$11,011	$10,013	$11,996
Selling, general &administrative expenses	6,378	5,359	7,109
Corporate expenses	11,151	5,295	15,141
Total share based compensation expense	$28,540	$20,667	$34,246

The tax benefit related to the share-based compensation expense for the years ended December 31, 2012, 2011 and 2010 was $10.8 million, $7.9 million and $13.0 million, respectively.

As of December 31, 2012, there was $30.3 million of unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions. This cost is expected to be recognized over a weighted average period of approximately two years. In addition, as of December 31, 2012, there was $15.7 million of unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on market, performance and service conditions. This cost will be recognized when it becomes probable that the performance condition will be satisfied.

CCMH completed a voluntary stock option exchange program on November 19, 2012 and exchanged 2.0 million stock options granted under the Clear Channel 2008 Executive Incentive Plan for 1.8 million replacement restricted share awards with different service and performance conditions. CCMH accounted for the exchange program as a modification of the existing awards under ASC 718 and will recognize incremental compensation expense of approximately $1.7 million over the service period of the new awards. In connection with the exchange program, CCMH granted an additional 1.5 million restricted stock awards pursuant to a tax assistance program offered to employees participating in the exchange. Of the total 1.5 million restricted stock awards granted, 0.9 million were repurchased by CCMH upon expiration of the exchange program while the remaining 0.6 million awards were forfeited. CCMH recognized $2.6 million of expense related to the awards granted in connection with the tax assistance program.

Included in corporate share-based compensation for the year ended December 31, 2011 is a $6.6 million reversal of expense related to the cancellation of a portion of an executive's stock options. Additionally, CCMH completed a voluntary stock option exchange program on March 21, 2011 and exchanged 2.5 million stock options granted under the Clear Channel 2008 Executive Incentive Plan for 1.3 million replacement stock options with a lower exercise price and different service and performance conditions. CCMH accounted for the exchange program as a modification of the existing awards under ASC 718 and will recognize incremental compensation expense of approximately $1.0 million over the service period of the new awards.

During the year ended December 31, 2010, CCMH recorded additional share-based compensation expense of $6.0 million in “Corporate expenses” related to shares tendered by Mark P. Mays to CCMH on August 23, 2010 for purchase at $36.00 per share pursuant to a put option included in his amended employment agreement.